Dividend Performers ETF
Schedule of Investments
June 30, 2024 (Unaudited)

COMMON STOCKS - 99.3%	Shares	Value
Building Materials - 3.9%
Apogee Enterprises, Inc.	6,481	$407,234
Trane Technologies PLC	1,270	417,741
		824,975

Chemicals - 2.1%
Ecolab, Inc.	1,812	431,256

Commercial Services - 7.9%
ABM Industries, Inc. (e)	8,883	449,213
Automatic Data Processing, Inc.	1,667	397,896
Cintas Corp. (e)	603	422,257
Insperity, Inc.	4,109	374,782
		1,644,148

Computers - 6.4%
Accenture PLC - Class A (e)	1,379	418,402
Apple, Inc.	2,218	467,155
HP, Inc.	12,828	449,237
		1,334,794

Distribution/Wholesale - 1.9%
WW Grainger, Inc. (e)	439	396,083

Diversified Financial Services - 5.9%
Ameriprise Financial, Inc.	967	413,093
SEI Investments Co.	6,222	402,501
T Rowe Price Group, Inc.	3,598	414,885
		1,230,479

Electrical Components & Equipment - 1.9%
Eaton Corp. PLC (e)	1,260	395,073

Electronics - 4.0%
Amphenol Corp. - Class A	6,294	424,027
Brady Corp. - Class A	6,309	416,520
		840,547

Hand/Machine Tools - 3.6%
Lincoln Electric Holdings, Inc.	1,864	351,625
Snap-on, Inc. (e)	1,533	400,711
		752,336

Healthcare-Products - 5.8%
Abbott Laboratories (e)	4,040	419,796
Agilent Technologies, Inc.	2,770	359,075
Stryker Corp.	1,262	429,396
		1,208,267

Healthcare-Services - 4.0%
Elevance Health, Inc.	773	418,858
UnitedHealth Group, Inc. (e)	812	413,519
		832,377

Insurance - 9.9%
Brown & Brown, Inc.	4,645	415,309
Hartford Financial Services Group, Inc.	4,136	415,833
Marsh & McLennan Cos., Inc.	2,009	423,337
Reinsurance Group of America, Inc.	1,996	409,719
Travelers Cos., Inc.	1,956	397,733
		2,061,931

Machinery-Diversified - 7.5%
Applied Industrial Technologies, Inc. (e)	2,127	412,638
Dover Corp. (e)	2,258	407,456
IDEX Corp.	1,943	390,932
Watts Water Technologies, Inc. - Class A	1,981	363,256
		1,574,282

Miscellaneous Manufacturing - 3.9%
A O Smith Corp.	4,978	407,101
Donaldson Co., Inc. (e)	5,651	404,386
		811,487

Office Furnishings - 2.0%
HNI Corp.	9,516	428,410

Pharmaceuticals - 10.1%
Cardinal Health, Inc.	4,396	432,215
Cencora, Inc. (e)	1,954	440,236
Johnson & Johnson (e)	2,759	403,256
McKesson Corp. (e)	760	443,870
Merck & Co., Inc.	3,230	399,874
		2,119,451

Retail - 4.0%
Genuine Parts Co. (e)	2,831	391,584
Home Depot, Inc.	1,281	440,972
		832,556

Semiconductors - 6.5%
Broadcom, Inc. (e)	304	488,081
KLA Corp.	549	452,656
QUALCOMM, Inc.	2,087	415,689
		1,356,426

Telecommunications - 4.1%
Cisco Systems, Inc.	8,928	424,169
Motorola Solutions, Inc.	1,141	440,483
		864,652

Transportation - 3.9%
CSX Corp.	12,451	416,486
United Parcel Service, Inc. - Class B	2,945	403,023
		819,509
TOTAL COMMON STOCKS (Cost $17,310,932)		20,759,039

PURCHASED OPTIONS - 0.0%(a)(b)(c)	Notional Amount	Contracts	Value
Put Options - 0.0%(c)			$–
SPDR S&P 500 ETF		–	$–
Expiration: 07/12/2024; Exercise Price: $430.00 (d)	$5,375,000	125	312
Expiration: 07/26/2024; Exercise Price: $450.00 (d)	6,210,000	138	1,725
Expiration: 08/02/2024; Exercise Price: $450.00 (d)	6,120,000	136	2,584
Total Put Options			4,621
TOTAL PURCHASED OPTIONS (Cost $10,251)			4,621

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%	Shares
First American Government Obligations Fund - Class X, 5.23% (f)	56,389	56,389
TOTAL SHORT-TERM INVESTMENTS (Cost $56,389)		56,389

TOTAL INVESTMENTS - 99.6% (Cost $17,377,572)		20,820,049
Other Assets in Excess of Liabilities - 0.4%		74,656
TOTAL NET ASSETS - 100.0%		$20,894,705

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Represents less than 0.05% of net assets.
(d)	Held in connection with a written option, see Schedule of Written Options for more detail.
(e)	A portion or all of the security has been segregated or earmarked as collateral for written options. As of June 30, 2024, the value of these securities amounts to $4,948,348 or 23.7% of net assets.
(f)	The rate shown represents the 7-day effective yield as of June 30, 2024.

Dividend Performers ETF
Schedule of Written Options
June 30, 2024 (Unaudited)

WRITTEN OPTIONS - (0.3)% (a)(b)	Notional Amount	Contracts	Value
Put Options - (0.3)%
SPDR S&P 500 ETF		0	–
Expiration: 07/12/2024; Exercise Price: $511.00	$(6,387,500)	(125)	$(2,313)
Expiration: 07/26/2024; Exercise Price: $530.00	(7,314,000)	(138)	(26,013)
Expiration: 08/02/2024; Exercise Price: $530.00	(7,208,000)	(136)	(34,816)
Total Put Options			(63,142)
TOTAL WRITTEN OPTIONS (Premiums received $100,762)			$(63,142)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Summary of Fair Value Disclosure as of June 30, 2024 (Unaudited)

Dividend Performers ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$20,759,039	$–	$–	$20,759,039
Purchased Options	–	4,621	–	4,621
Money Market Funds	56,389	–	–	56,389
Total Investments	$20,815,428	$4,621	$–	$20,820,049

Liabilities:
Investments:
Written Options	$–	$(63,142)	$–	$(63,142)
Total Investments	$–	$(63,142)	$–	$(63,142)

Refer to the Schedule of Investments for additional information.